Cover	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity File Number	001-38129
Entity Registrant Name	MERSANA THERAPEUTICS, INC.
Entity Central Index Key	0001442836
Entity Tax Identification Number	04-3562403
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	840 Memorial Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	498-0020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	MRSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false